Annual Total Returns [BarChart] - First Trust Dorsey Wright Tactical Core Portfolio - I	May 03, 2021
Bar Chart Table:
2016	0.95%
2017	17.50%
2018	(8.00%)
2019	20.87%
2020	11.09%